OTHER CURRENT LIABILITIES (Schedule of Other Current Liabilities)(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OTHER CURRENT LIABILITIES [Abstract]
Accrued salaries and fringe benefits	$ 6,659	$ 4,824
Accrued warranty costs (See B below)	2,402	1,994	2,044
Governmental institutions	1,783	1,356
Other	604	270
Other current liabilities	$ 11,448	$ 8,444